Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 1,175,525	$ 1,910,153
Accounts receivable, net of allowance of $0 and $15,000	62,436	67,994
Inventories	24,628	34,446
Prepaid expenses and other current assets	147,382	4,089
Total current assets	1,409,971	2,016,682
Equipment, net of depreciation	54,121	59,315
Other non-current assets, net of amortization	33,999	36,729
Total assets	1,498,091	2,112,726
Current liabilities:
Accounts payable and accrued expenses	236,699	200,103
Accrued Bonuses, Current		80,000
Convertible notes payable	280,000	560,000
Discount on convertible notes payable, net of amortization	(267,860)	(398,910)
Derivative warrant liability	397,960	663,560
Line of credit	50,000	50,000
Total current liabilities	696,799	1,154,753
Long-term liabilities:
Convertible notes payable	5,255,668	5,250,668
Discount on convertible notes payable and line of credit, net of amortization	(3,007,423)	(3,522,497)
Line of Credit	175,000
Total liabilities	3,120,044	2,882,924
COMMITMENTS, CONTINGENCIES (Note 9)
STOCKHOLDERS’ DEFICIT:
Convertible Preferred Series A, $.00067 Par Value, 50,000,000 Shares Authorized, - no Shares Issued and Outstanding, at December 31, 2016 and March 31, 2017
Common stock, $.00067 Par Value, 200,000,000 Shares Authorized, 92,975,970 and 94,988,597 Shares Issued, at December 31, 2016 and March 31, 2017	63,536	62,179
Additional paid-in capital	91,828,114	90,609,774
Accumulated deficit	(93,912,246)	(91,915,426)
Accumulated other comprehensive loss	(93,070)	(81,694)
Total Biolargo, Inc. and Subsidiaries stockholders’ deficit	(2,113,666)	(1,325,167)
Non-controlling interest (Note 8)	491,713	554,969
Total stockholders’ deficit	(1,621,953)	(770,198)
Total liabilities and stockholders’ deficit	$ 1,498,091	$ 2,112,726